SIT MUTUAL FUNDS, INC. | SIT SMALL CAP GROWTH FUND
SUMMARY INFORMATION SIT SMALL CAP GROWTH FUND
INVESTMENT OBJECTIVE
The Fund seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	SIT MUTUAL FUNDS, INC. SIT SMALL CAP GROWTH FUND
Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		SIT MUTUAL FUNDS, INC. SIT SMALL CAP GROWTH FUND
Management Fees		1.50%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[1]	1.51%
[1]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's Financial Highlights, which does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
SIT MUTUAL FUNDS, INC. SIT SMALL CAP GROWTH FUND	155	481	829	1,812

PORTFOLIO TURNOVER

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30.33% of the average value of the portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of companies with capitalizations at the time of purchase of up to $3.0 billion, or up to the market capitalization of the largest company included in the Russell 2000 Index measured at the end of the previous twelve months. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of September 30, 2011, the market capitalization of the largest company included in the Russell 2000 Index measured at the end of the previous twelve months was $6.0 billion.

The Adviser invests in domestic growth-oriented small companies it believes exhibit the potential for superior growth. The Adviser believes that a company's earnings growth is the primary determinant of its potential long-term return and evaluates a company's potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser's evaluation of a company, including:

•	unique product or service,

•	growing product demand,

•	dominant and growing market share,

•	management experience and capabilities, and

•	strong financial condition.

When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company's fundamentals and anticipated earnings.

PRINCIPAL INVESTMENT RISKS

You could lose money by investing in the Fund. The principal risks of investing in the Fund are as follows:

•

Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund's performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

•	Management Risk: A strategy used by the investment management team may not produce the intended results.

•

Market Risk: The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

•

Small Cap Stock Risk: Stocks of smaller companies involve substantial risk. Prices of small cap stocks may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Additionally, for certain small cap stocks, there may also be limited liquidity, or trading opportunities at a favorable price or time.

HISTORICAL PERFORMANCE

The following bar chart and table provide information on the Fund's volatility and performance. The Fund's past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The table below compares the Fund's performance over different time periods to that of the Fund's benchmark index, which is a broad measure of market performance. Updated performance information is available at the Fund's website at www.sitfunds.com or by calling 800-332-5580.

After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Returns for calendar years ended December 31

The Fund's year-to-date return as of 9/30/11 (not annualized) was -11.56%. Best Quarter: 20.02% (2Q03) Worst Quarter: -26.22% (4Q08)
Average Annual Total Returns for periods ended December 31, 2010
Average Annual Total Returns - SIT MUTUAL FUNDS, INC. SIT SMALL CAP GROWTH FUND	1 Year	5 Years	10 Years
SIT SMALL CAP GROWTH FUND	27.28%	4.67%	1.26%
SIT SMALL CAP GROWTH FUND Return after taxes on distributions	27.28%	4.67%	1.26%
SIT SMALL CAP GROWTH FUND Return after taxes on distributions and sale of Fund shares	17.73%	4.02%	1.08%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%